Reorganization and Fresh Start Accounting - Additional Information (Details) $ in Thousands	Feb. 05, 2021 USD ($)
Reorganization, Chapter 11 [Line Items]
Reorganization value	$ 1,705,946
Post-petition liabilities and allowed claims	4,000,000
Finco
Reorganization, Chapter 11 [Line Items]
Reorganization value	1,700,000
Post-petition liabilities and allowed claims	$ 4,000,000